Schedule of Translation of Foreign Currencies Exchange Rates (Details) (Parenthetical)	Jul. 08, 2024
QBS System Pty Ltd [Member]
ScheduleOfTranslationOfForeignCurrenciesExchangeRatesDetailsLineItem [Line Items]
Disposed shares of its subsidiary, percentage	100.00%